UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2008.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     February 5, 2009



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       53
Form 13F Information Table Value Total:	      317,857,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      14,871     4,627   Sole   None
PepsiCo, Inc.                   713448108      14,049   256,501   Sole   None
Ace Ltd.                        004644100      13,472   254,567   Sole   None
Oracle Corporation              38389x105      13,055   736,308   Sole   None
United Technologies             913017109      13,009   242,713   Sole   None
Procter & Gamble                742718109      12,820   207,381   Sole   None
Walgreen Co                     931422109      11,941   484,014   Sole   None
Microsoft Corp.                 594918104      11,605   596,955   Sole   None
Genentech Inc                   368710406      10,729   129,404   Sole   None
ConocoPhillips                  20825C104       9,766   188,541   Sole   None
Apple Computer Inc              037833100       9,733   114,031   Sole   None
Emerson Electric                291011104       9,580   261,665   Sole   None
Alliant Techsystems Inc.        018804104       9,355   109,087   Sole   None
Teva Pharmaceutical Inds	881624209       9,342   219,446   Sole	 None
Google Inc                      38259P508       8,807    28,626   Sole   None
Rockwell Collins                774341101       8,338   213,309   Sole   None
General Electric                369604103       8,311   513,000   Sole   None
Wal-Mart Stores Inc		931142103       8,084   144,196   Sole	 None
Becton Dickinson Co             075887109       8,026   117,356   Sole   None
Cisco Systems Inc               17275R102       7,776   477,039   Sole   None
Lincoln Electronic Holdings	533900106       7,563   148,501   Sole   None
Energizer Holdings Inc          29266R108       7,371   136,142   Sole   None
Alcon Inc                       H01301102       7,292    81,755   Sole   None
Intuit                          461202103       7,201   302,690   Sole   None
Wells Fargo & Co.               949746101       6,872   233,114   Sole   None
Devon Energy Corp New           25179M103       6,732   102,447   Sole   None
Johnson & Johnson               478160104       6,562   109,670   Sole   None
Total S.A                       89151e109       6,483   117,228   Sole   None
Franklin Resources              354613101       6,116    95,898   Sole   None
Amphenol Corp			032095101       5,922   246,938   Sole   None
America Movil SAB de CV         02364W105       5,834   188,249   Sole   None
Danaher Corp Del                235851102       5,646    99,736   Sole   None
Transocean Sedco Forex          G90078109       5,323   112,651   Sole   None
McGraw Hill Cos                 580645109       4,733   204,117   Sole   None
Berkshire Hathaway      A       084670108       3,284        34   Sole   None
Quality Systems                 747582104       1,259    28,872   Sole   None
Gilead Sciences                 375558103       1,143    22,342   Sole   None
Middleby Corp.			596278101	1,109	 40,653   Sole   None
St. Jude Medical                790849103       1,061    32,187   Sole   None
Stryker Corp                    863667101       1,008    25,230   Sole   None
Petmedexpress Inc               816382106         980    55,611   Sole   None
3M Company                      88579Y101         883    15,340   Sole   None
Infosys Tech Spon ADR           456788108         815    33,177   Sole   None
Schlumberger Ltd                806857108         755    17,832   Sole   None
Waters Corp                     941848103         706    19,260   Sole   None
Walt Disney Co                  254687106         459    20,245   Sole   None
Novo-Nordisk                    670100205         458     8,920   Sole   None
Apache Corp			037411105	  392	  5,262   Sole   None
Exxon Mobil Corp                30231g102         301     3,773   Sole   None
Manitowoc Co Inc                563571108         291    33,585   Sole   None
Flir Systems Inc		302445101	  272	  8,865	  Sole	 None
Bank of America                 060505104         205    14,550   Sole   None
Rehabcare Group Inc.		759148109	  159	 10,500   Sole   None
